Themes Lithium & Battery Metal Miners ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 86.9%	Shares	Value
Materials - 86.9% (a)
Albemarle Corp.	867	$122,629
American Lithium Corp. (b)	8,695	4,118
AMG Critical Materials NV	408	13,617
Atlas Lithium Corp. (b)	1,986	8,401
Beijing Easpring Material Technology Co. Ltd. - Class A	3,200	26,468
Canada Nickel Co., Inc. (b)	11,262	11,487
Chalice Mining Ltd. (b)	11,674	17,062
Core Lithium Ltd. (b)	219,627	40,306
Elevra Lithium Ltd. (b)	11,172	59,943
Energy Transition Minerals Ltd. (b)	57,627	3,500
Eramet SA	618	41,870
Ganfeng Lithium Group Co. Ltd. - Class A	3,700	33,298
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	600	5,863
GEM Co. Ltd. - Class A	23,900	28,592
Guangzhou Tinci Materials Technology Co. Ltd. - Class A	8,816	58,448
IGO Ltd. (b)	12,933	70,773
ioneer Ltd. (b)	133,264	16,453
Jiangsu Ruitai New Energy Materials Co. Ltd. - Class A	3,600	10,509
Lake Resources NL (b)	203,655	16,309
Latin Resources Pty Ltd. (b)(c)	2,024	0
Liontown Ltd. (b)	43,098	45,299
Lithium Americas Corp. (b)	9,097	39,568
Lithium Argentina AG (b)	4,234	23,629
Lithium Ionic Corp. (b)	2,250	1,705
Mineral Resources Ltd. (b)	1,105	40,101
Minerals 260 Ltd. (b)	52,440	14,698
Ningbo Shanshan Co. Ltd. - Class A (b)	5,400	10,440
PLS Group Ltd. (b)	49,501	139,406
PMET Resources, Inc. (b)	2,973	11,697
Power Metals Corp. (b)	1,650	986
Q2 Metals Corp. (b)	3,288	4,671
Shanghai Putailai New Energy Technology Group Co. Ltd. - Class A	4,200	16,432
Shenzhen Capchem Technology Co. Ltd. - Class A	2,300	17,246
Sichuan Yahua Industrial Group Co. Ltd. - Class A	4,100	14,521
Sigma Lithium Corp. (b)	1,005	13,216
Sociedad Quimica y Minera de Chile SA - ADR (b)	258	17,750
St George Mining Ltd. (b)	298,970	19,752
Standard Lithium Ltd. (b)	5,622	24,863
Syrah Resources Ltd. (b)	110,374	24,676
Talon Metals Corp. (b)	26,514	11,590
Tianqi Lithium Corp. - Class A (b)	5,700	45,172
Vulcan Energy Resources Ltd. (b)	2,810	8,270
Xiamen Tungsten Co. Ltd.	2,100	12,339
Youngy Co. Ltd. - Class A	2,000	14,811
Zhejiang Huayou Cobalt Co. Ltd. - Class A	4,300	42,002
TOTAL COMMON STOCKS (Cost $1,022,269)		1,204,486

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (d)	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (e)	483	483
TOTAL MONEY MARKET FUNDS (Cost $483)		483

TOTAL INVESTMENTS - 86.9% (Cost $1,022,752)		1,204,969
Other Assets in Excess of Liabilities - 13.1%		182,242
TOTAL NET ASSETS - 100.0%		$1,387,211

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes Lithium & Battery Metal Miners ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$1,204,486	$–	$–	**	$1,204,486
Money Market Funds	483	–	–		483
Total Investments	$1,204,969	$–	$–		$1,204,969

Refer to the Schedule of Investments for further disaggregation of investment categories.

** Includes a position valued at zero.